Schedule of Cash Flow (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net cash generated from operating activities	¥ (44,675)	¥ (7,591)
Net cash used in investing activities	(61,462)	20,204
Net cash used in financing activities	(5,000)	20,000
Net increase /(decrease) in cash and cash equivalents	(110,275)	35,007
Subsidiaries [Member]
Cash flows from operating activities:
Net cash generated from operating activities	79,987	60,532
Net cash used in investing activities	(11,433)	(100)
Net cash used in financing activities	(84,421)	(5,000)
Net increase /(decrease) in cash and cash equivalents	(15,867)	55,432
Subsidiaries [Member] | Intra Group Companies [Member]
Cash flows from operating activities:
Net cash generated from operating activities	89,612	38,126
Net cash used in financing activities	(79,421)	(15,000)
Subsidiaries [Member] | External Parties [Member]
Cash flows from operating activities:
Net cash generated from operating activities	(9,625)	22,406
Net cash used in investing activities	(11,433)	(100)
Net cash used in financing activities	¥ (5,000)	¥ 10,000